LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Long-term Debt, Excluding Current Maturities [Abstract]
Capital leases	$ 206	$ 477
Current portions of long-term debt classified as trade payables	$ 67	$ 477